UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 999.70	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.02
Class T
Actual	$ 1,000.00	$ 999.70	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.02
Class B
Actual	$ 1,000.00	$ 996.40	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.66	$ 9.27
Class C
Actual	$ 1,000.00	$ 996.70	$ 9.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 9.77
Institutional Class
Actual	$ 1,000.00	$ 1,000.90	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	11.1	12.7
Venezuela	8.1	8.2
Russia	7.6	8.0
United States of America	6.7	6.0
Turkey	6.4	7.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	9.6	10.7
Russian Federation	7.4	7.8
Venezuelan Republic	6.5	6.5
Turkish Republic	6.4	7.5
United Mexican States	6.2	6.2
	36.1
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Corporate Bonds 15.9%	Corporate Bonds 16.8%
Government Obligations 66.3%	Government Obligations 67.1%
Supranational Obligations 0.2%	Supranational Obligations 0.2%
Stocks 0.3%	Stocks 0.0%
Preferred Securities 3.9%	Preferred Securities 4.0%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 13.4%	Short-Term Investments and Net Other Assets 11.8%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.9%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 748,250
Cayman Islands - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (f)		395,000	392,038
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	445,000
Germany - 1.3%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,375,000	1,423,125
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,340,670
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		995,000	1,032,313
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	300,875
TOTAL GERMANY			4,096,983
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
TOTAL INDONESIA			42,000
Kazakhstan - 0.7%
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		1,150,000	1,160,063
9.125% 7/2/18 (f)		1,150,000	1,155,750
TOTAL KAZAKHSTAN			2,315,813
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,241,100
Luxembourg - 5.1%
Evraz Group SA:
8.875% 4/24/13 (f)		1,335,000	1,328,325
9.5% 4/24/18 (f)		310,000	308,078
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,197,800
Mobile Telesystems Finance SA:
8% 1/28/12		1,870,000	1,877,106
8% 1/28/12 (f)		1,576,000	1,581,989
8.375% 10/14/10 (f)		495,000	506,781
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Mobile Telesystems Finance SA: - continued
8.375% 10/14/10 (Reg. S)		$ 855,000	$ 875,349
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,250,000	1,131,250
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		325,000	310,375
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		875,000	868,438
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		755,000	751,225
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		795,000	789,038
TNK-BP Finance SA 7.5% 3/13/13 (f)		860,000	832,050
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,110,513
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		775,000	763,375
TOTAL LUXEMBOURG			16,231,692
Malaysia - 0.8%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		935,000	949,773
Petronas Capital Ltd.:
7% 5/22/12		680,000	729,436
7.875% 5/22/22 (Reg. S)		800,000	955,040
TOTAL MALAYSIA			2,634,249
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	750,600
Netherlands - 1.3%
Bulgaria Steel Finance BV 12% 5/4/13 (c)	EUR	600,000	618,759
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,520,119
6.656% 6/7/22 (f)		1,080,000	981,450
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,090,000	1,090,000
TOTAL NETHERLANDS			4,210,328
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		$ 550,000	$ 550,000
National Power Corp. 6.875% 11/2/16 (f)		850,000	813,875
TOTAL PHILIPPINES			1,363,875
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	708,750
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	735,000
United Kingdom - 0.4%
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		635,000	615,950
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	675,500
TOTAL UNITED KINGDOM			1,291,450
United States of America - 2.6%
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (g)		1,110,000	1,110,000
8.25% 4/1/15		1,605,000	1,671,206
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,295,000	2,257,133
6.625% 6/15/35 (f)		335,000	329,473
8.625% 2/1/22		2,325,000	2,859,750
TOTAL UNITED STATES OF AMERICA			8,227,562
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		4,155,000	2,887,725
5.375% 4/12/27		3,825,000	2,266,313
TOTAL VENEZUELA			5,154,038
TOTAL NONCONVERTIBLE BONDS (Cost $53,396,805)			50,588,728
Government Obligations - 66.3%

Argentina - 2.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,133,255	3,151,607
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
7% 3/28/11		$ 1,710,000	$ 1,463,998
7% 9/12/13		4,215,000	3,172,373
8.375% 12/20/03 (c)		2,095,000	586,600
11% 10/9/06 (c)		390,000	117,000
11.75% 4/7/09 (c)		545,000	163,500
TOTAL ARGENTINA			8,655,078
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	398,533
Brazil - 9.6%
Brazilian Federative Republic:
6% 1/17/17		740,000	755,540
7.125% 1/20/37		1,935,000	2,144,948
8% 1/15/18		2,060,000	2,292,780
8.25% 1/20/34		2,200,000	2,719,200
8.75% 2/4/25		3,775,000	4,775,375
8.875% 10/14/19		1,770,000	2,225,775
8.875% 4/15/24		2,520,000	3,206,700
10.125% 5/15/27		1,050,000	1,496,250
11% 8/17/40		2,345,000	3,097,745
12.25% 3/6/30		1,835,000	3,119,500
12.5% 1/5/16	BRL	2,405,000	1,485,124
12.75% 1/15/20		1,975,000	3,135,313
TOTAL BRAZIL			30,454,250
Colombia - 2.9%
Colombian Republic:
7.375% 9/18/37		2,460,000	2,656,800
8.125% 5/21/24		330,000	382,800
10.375% 1/28/33		525,000	763,875
10.75% 1/15/13		1,260,000	1,518,300
11.75% 2/25/20		2,613,000	3,788,850
TOTAL COLOMBIA			9,110,625
Congo - 0.3%
Congo Republic 2.5% 6/30/29 (e)		2,061,500	1,071,980
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (f)		513,699	529,110
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - 1.7%
Ecuador Republic:
9.375% 12/15/15 (f)		$ 540,000	$ 558,900
10% 8/15/30 (Reg. S)		3,015,000	2,939,625
12% 11/15/12 (Reg. S)		1,964,520	2,003,810
TOTAL ECUADOR			5,502,335
Egypt - 0.6%
Arab Republic of Egypt 8.75% 7/18/12 (f)	EGP	10,470,000	1,831,515
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		750,000	802,500
8.25% 4/10/32 (Reg. S)		645,000	712,725
TOTAL EL SALVADOR			1,515,225
Fiji - 0.2%
Republic of Fiji 6.875% 9/13/11		760,000	691,600
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		3,040,000	3,138,800
Ghana - 0.9%
Ghana Republic 8.5% 10/4/17 (f)		2,900,000	2,907,250
Indonesia - 0.6%
Indonesian Republic:
7.5% 1/15/16 (f)		945,000	947,363
8.5% 10/12/35 (f)		830,000	852,825
TOTAL INDONESIA			1,800,188
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,750,000	1,986,875
Ivory Coast - 1.3%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (c)(g)		5,435,000	2,106,063
past due interest 3% 3/30/18 (Reg. S) (c)(g)		5,358,000	2,089,620
TOTAL IVORY COAST			4,195,683
Lebanon - 3.0%
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (g)		2,060,000	2,018,800
7.125% 3/5/10		1,560,000	1,536,600
7.875% 5/20/11 (Reg. S)		1,095,000	1,086,788
8.5% 1/19/16 (Reg. S)		380,000	375,250
8.625% 6/20/13 (Reg. S)		340,000	342,550
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
10.125% 8/6/08		$ 750,000	$ 753,750
10.25% 10/6/09 (Reg. S)		630,000	652,050
11.625% 5/11/16 (Reg. S)		2,335,000	2,702,763
TOTAL LEBANON			9,468,551
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		570,000	616,455
8.75% 6/1/09		570,000	593,883
TOTAL MALAYSIA			1,210,338
Mexico - 6.2%
United Mexican States:
6.75% 9/27/34		4,725,000	5,020,313
7.5% 4/8/33		1,610,000	1,857,135
8.125% 12/30/19		1,874,000	2,267,540
8.3% 8/15/31		3,055,000	3,811,113
11.375% 9/15/16		1,884,000	2,620,644
11.5% 5/15/26		2,485,000	4,022,718
TOTAL MEXICO			19,599,463
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		435,000	313,200
7.125% 3/31/16 (f)		920,000	671,600
TOTAL PAKISTAN			984,800
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		655,000	695,938
7.25% 3/15/15		565,000	607,375
8.875% 9/30/27		1,175,000	1,486,375
TOTAL PANAMA			2,789,688
Peru - 1.3%
Peruvian Republic:
6.55% 3/14/37		1,350,000	1,368,900
7.35% 7/21/25		1,730,000	1,928,950
9.875% 2/6/15		815,000	997,153
TOTAL PERU			4,295,003
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 5.9%
Philippine Republic:
6.375% 1/15/32		$ 335,000	$ 304,013
7.75% 1/14/31		1,985,000	2,054,475
8.875% 3/17/15		1,930,000	2,154,459
9% 2/15/13		2,415,000	2,650,463
9.375% 1/18/17		1,815,000	2,112,297
9.5% 2/2/30		2,195,000	2,672,413
9.875% 1/15/19		3,010,000	3,664,675
10.625% 3/16/25		2,385,000	3,130,313
TOTAL PHILIPPINES			18,743,108
Russia - 7.4%
Russian Federation:
7.5% 3/31/30 (Reg. S)		13,878,650	15,544,072
11% 7/24/18 (Reg. S)		2,347,000	3,287,044
12.75% 6/24/28 (Reg. S)		2,619,000	4,623,714
TOTAL RUSSIA			23,454,830
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,145,000	1,053,400
Turkey - 6.4%
Turkish Republic:
6.75% 4/3/18		2,710,000	2,520,300
6.875% 3/17/36		2,330,000	1,925,163
7% 9/26/16		1,600,000	1,532,000
7% 6/5/20		1,805,000	1,665,113
7.25% 3/5/38		1,120,000	961,800
7.375% 2/5/25		875,000	807,188
8% 2/14/34		1,365,000	1,303,575
9.5% 1/15/14		1,960,000	2,146,200
11% 1/14/13		2,445,000	2,817,863
11.5% 1/23/12		1,850,000	2,118,250
11.875% 1/15/30		1,930,000	2,711,650
TOTAL TURKEY			20,509,102
Ukraine - 1.2%
Ukraine Government:
6.385% 6/26/12 (f)		1,090,000	1,035,500
6.75% 11/14/17 (f)		1,085,000	953,444
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 785,000	$ 770,281
7.65% 6/11/13 (Reg. S)		1,270,000	1,235,075
TOTAL UKRAINE			3,994,300
United States of America - 1.7%
U.S. Treasury Bonds 4.375% 2/15/38		5,620,000	5,477,747
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,287,680
8% 11/18/22		1,910,000	2,043,700
9.25% 5/17/17		395,000	478,938
TOTAL URUGUAY			3,810,318
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	754,553
8.5% 10/8/14		2,650,000	2,504,250
9.25% 9/15/27		3,780,000	3,543,750
9.375% 1/13/34		1,630,000	1,479,225
10.75% 9/19/13		8,395,000	8,751,788
13.625% 8/15/18		3,020,000	3,729,700
TOTAL VENEZUELA			20,763,266
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		1,265,000	1,223,888
TOTAL GOVERNMENT OBLIGATIONS (Cost $206,799,681)			211,166,849
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $564,434)	RUB	13,850,000	592,730
Common Stocks - 0.3%
	Shares
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)	6	0
Common Stocks - continued
	Shares	Value
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	5,700	$ 381,615
Korea (South) - 0.2%
Samsung Electronics Co. Ltd. GDR (f)	1,424	419,724
TOTAL COMMON STOCKS (Cost $970,755)		801,339
Preferred Securities - 3.9%
	Principal Amount (d)
Brazil - 1.5%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	3,373,680
Net Servicos de Comunicacao SA 9.25% (f)	1,460,000	1,516,277
TOTAL BRAZIL		4,889,957
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%	7,400,000	7,440,117
TOTAL PREFERRED SECURITIES (Cost $12,317,915)		12,330,074
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 2.38% (b) (Cost $38,600,087)	38,600,087	38,600,087
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
United Kingdom - 0.0%
Merrill Lynch International Ltd. Call Option on $11,410,000 notional amount of Argentine Republic per 1.33% 12/31/38 (cost $205,380)	July 2008/ $36.50	$ 3,879,400	15,974
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $312,855,057)	314,095,781
NET OTHER ASSETS - 1.3%	4,202,330
NET ASSETS - 100%	$ 318,298,111
Security Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
BRL	-	Brazilian real
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,902,729 or 12.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 286,890
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 314,095,781	$ 39,401,426	$ 273,178,228	$ 1,516,127
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,758,965
Total Realized Gain (Loss)	(83,724)
Total Unrealized Gain (Loss)	71,506
Cost of Purchases	205,380
Proceeds of Sales	(436,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1,516,127

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.7%
AAA,AA,A	2.1%
BBB	19.8%
BB	34.0%
B	21.0%
CCC,CC,C	3.0%
D	0.2%
Not Rated	4.3%
Equities	0.5%
Short-Term Investments and Net Other Assets	13.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $274,254,970)	$ 275,495,694
Fidelity Central Funds (cost $38,600,087)	38,600,087
Total Investments (cost $312,855,057)		$ 314,095,781
Receivable for investments sold		1,434,074
Receivable for fund shares sold		409,779
Dividends receivable		129,383
Interest receivable		5,927,622
Distributions receivable from Fidelity Central Funds		62,860
Prepaid expenses		437
Receivable from investment adviser for expense reductions		30,287
Other receivables		213
Total assets		322,090,436

Liabilities
Payable for investments purchased	$ 2,284,993
Payable for fund shares redeemed	851,903
Distributions payable	264,094
Accrued management fee	176,566
Distribution fees payable	87,971
Other affiliated payables	77,767
Other payables and accrued expenses	49,031
Total liabilities		3,792,325

Net Assets		$ 318,298,111
Net Assets consist of:
Paid in capital		$ 316,188,059
Undistributed net investment income		774,200
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,913
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,245,939
Net Assets		$ 318,298,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,339,976 ÷ 7,131,052 shares)	$ 11.97

Maximum offering price per share (100/96.00 of $11.97)	$ 12.47
Class T: Net Asset Value and redemption price per share ($131,263,908 ÷ 11,001,705 shares)	$ 11.93

Maximum offering price per share (100/96.00 of $11.93)	$ 12.43
Class B: Net Asset Value and offering price per share ($21,327,051 ÷ 1,767,192 shares)A	$ 12.07

Class C: Net Asset Value and offering price per share ($31,902,403 ÷ 2,652,553 shares)A	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,464,773 ÷ 4,103,643 shares)	$ 11.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 596,000
Interest		9,404,470
Income from Fidelity Central Funds		286,890
Total income		10,287,360

Expenses
Management fee	$ 1,037,702
Transfer agent fees	381,955
Distribution fees	518,608
Accounting fees and expenses	80,835
Custodian fees and expenses	21,348
Independent trustees' compensation	662
Registration fees	61,656
Audit	41,566
Legal	434
Miscellaneous	43,399
Total expenses before reductions	2,188,165
Expense reductions	(201,303)	1,986,862
Net investment income		8,300,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,169,210
Foreign currency transactions	(21,655)
Total net realized gain (loss)		1,147,555
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,818,909)
Assets and liabilities in foreign currencies	1,011
Total change in net unrealized appreciation (depreciation)		(9,817,898)
Net gain (loss)		(8,670,343)
Net increase (decrease) in net assets resulting from operations		$ (369,845)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,300,498	$ 17,136,692
Net realized gain (loss)	1,147,555	835,594
Change in net unrealized appreciation (depreciation)	(9,817,898)	(2,929,462)
Net increase (decrease) in net assets resulting from operations	(369,845)	15,042,824
Distributions to shareholders from net investment income	(8,003,595)	(17,063,508)
Distributions to shareholders from net realized gain	(756,440)	(502,778)
Total distributions	(8,760,035)	(17,566,286)
Share transactions - net increase (decrease)	17,165,314	29,668,013
Redemption fees	35,844	43,379
Total increase (decrease) in net assets	8,071,278	27,187,930

Net Assets
Beginning of period	310,226,833	283,038,903
End of period (including undistributed net investment income of $774,200 and undistributed net investment income of $477,297, respectively)	$ 318,298,111	$ 310,226,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Income from Investment Operations
Net investment income E	.330	.709	.715	.727	.683	.802
Net realized and unrealized gain (loss)	(.333)	(.066)	.638	.556	.707	2.064
Total from investment operations	(.003)	.643	1.353	1.283	1.390	2.866
Distributions from net investment income	(.318)	(.705)	(.699)	(.744)	(.712)	(.836)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.348)	(.725)	(1.066)	(1.334)	(.932)	(.836)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 11.97	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Total Return B, C, D	(.03)%	5.36%	11.57%	11.15%	12.44%	30.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.27%	1.28%	1.31%	1.34%	1.32%
Expenses net of fee waivers, if any	1.20% A	1.18%	1.10%	1.11%	1.34%	1.32%
Expenses net of all reductions	1.20% A	1.17%	1.09%	1.11%	1.34%	1.32%
Net investment income	5.43% A	5.75%	5.80%	6.04%	5.86%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,340	$ 75,584	$ 65,593	$ 42,836	$ 28,854	$ 26,787
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Income from Investment Operations
Net investment income E	.329	.704	.701	.713	.670	.787
Net realized and unrealized gain (loss)	(.332)	(.074)	.640	.549	.708	2.057
Total from investment operations	(.003)	.630	1.341	1.262	1.378	2.844
Distributions from net investment income	(.318)	(.702)	(.687)	(.733)	(.700)	(.824)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.348)	(.722)	(1.054)	(1.323)	(.920)	(.824)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 11.93	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Total Return B, C, D	(.03)%	5.26%	11.49%	10.98%	12.35%	30.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.29%	1.36%	1.40%	1.44%	1.43%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.21%	1.44%	1.43%
Expenses net of all reductions	1.20% A	1.19%	1.19%	1.21%	1.44%	1.43%
Net investment income	5.43% A	5.73%	5.70%	5.94%	5.76%	7.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,264	$ 136,031	$ 137,200	$ 95,102	$ 89,784	$ 82,811
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Income from Investment Operations
Net investment income E	.293	.632	.628	.640	.595	.719
Net realized and unrealized gain (loss)	(.336)	(.073)	.642	.562	.712	2.071
Total from investment operations	(.043)	.559	1.270	1.202	1.307	2.790
Distributions from net investment income	(.278)	(.621)	(.606)	(.653)	(.619)	(.750)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.308)	(.641)	(.973)	(1.243)	(.839)	(.750)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.07	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Total Return B, C, D	(.36)%	4.61%	10.74%	10.34%	11.56%	29.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.94%	2.10%	2.12%	2.13%	2.09%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.86%	2.13%	2.09%
Expenses net of all reductions	1.85% A	1.84%	1.84%	1.86%	2.13%	2.09%
Net investment income	4.78% A	5.08%	5.06%	5.28%	5.07%	6.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,327	$ 22,418	$ 26,442	$ 27,303	$ 27,238	$ 30,088
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Income from Investment Operations
Net investment income E	.286	.616	.613	.627	.585	.709
Net realized and unrealized gain (loss)	(.325)	(.080)	.645	.553	.715	2.060
Total from investment operations	(.039)	.536	1.258	1.180	1.300	2.769
Distributions from net investment income	(.272)	(.608)	(.594)	(.641)	(.612)	(.739)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.302)	(.628)	(.961)	(1.231)	(.832)	(.739)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.03	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Total Return B, C, D	(.33)%	4.44%	10.66%	10.17%	11.53%	29.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.04%	2.12%	2.16%	2.19%	2.19%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%	1.96%	2.19%	2.19%
Expenses net of all reductions	1.95% A	1.94%	1.94%	1.96%	2.19%	2.19%
Net investment income	4.68% A	4.98%	4.95%	5.19%	5.01%	6.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,902	$ 30,962	$ 28,628	$ 18,863	$ 14,606	$ 12,516
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Income from Investment Operations
Net investment income D	.340	.725	.725	.739	.712	.820
Net realized and unrealized gain (loss)	(.328)	(.064)	.628	.554	.694	2.045
Total from investment operations	.012	.661	1.353	1.293	1.406	2.865
Distributions from net investment income	(.333)	(.733)	(.718)	(.764)	(.748)	(.865)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.363)	(.753)	(1.085)	(1.354)	(.968)	(.865)
Redemption fees added to paid in capital D	.001	.002	.002	.001	.002	-
Net asset value, end of period	$ 11.81	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Total Return B, C	.09%	5.58%	11.70%	11.37%	12.72%	30.69%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	.99%	1.02%	1.01%	1.03%	1.06%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	1.03%	1.06%
Expenses net of all reductions	.95% A	.95%	.94%	.95%	1.03%	1.06%
Net investment income	5.68% A	5.97%	5.96%	6.20%	6.17%	7.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,465	$ 45,232	$ 25,177	$ 22,134	$ 12,924	$ 10,993
Portfolio turnover rate F	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-
dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,413,564
Unrealized depreciation	(9,543,111)
Net unrealized appreciation (depreciation)	$ 870,453
Cost for federal income tax purposes	$ 313,225,328

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $71,087,014 and $65,850,844, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 100,295	$ 4,233
Class T	0%	.25%	164,610	1,384
Class B	.65%	.25%	96,199	69,761
Class C	.75%	.25%	157,504	33,975
			$ 518,608	$ 109,353

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,644
Class T	3,973
Class B*	23,988
Class C*	4,292
$ 47,897

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,014.25
Class T	166,914.25
Class B	26,958.25
Class C	39,641.25
Institutional Class	47,428.20
	$ 381,955

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 53,080
Class T	1.20%	89,372
Class B	1.85%	14,720
Class C	1.95%	21,618
Institutional Class	.95%	18,927
		$ 197,717

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $189 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,397.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 2,084,040	$ 4,079,707
Class T	3,436,889	8,081,147
Class B	482,546	1,206,640
Class C	696,628	1,504,749
Institutional Class	1,303,492	2,191,265
Total	$ 8,003,595	$ 17,063,508
From net realized gain
Class A	$ 189,034	$ 122,150
Class T	324,485	221,907
Class B	52,227	36,086
Class C	76,240	49,698
Institutional Class	114,454	72,937
Total	$ 756,440	$ 502,778

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	1,957,364	2,441,544	$ 23,942,548	$ 30,134,647
Reinvestment of distributions	153,866	269,408	1,873,727	3,321,307
Shares redeemed	(1,117,644)	(1,862,152)	(13,669,287)	(22,927,020)
Net increase (decrease)	993,586	848,800	$ 12,146,988	$ 10,528,934
Class T
Shares sold	1,366,524	3,007,006	$ 16,634,661	$ 37,076,376
Reinvestment of distributions	270,720	590,356	3,288,037	7,255,996
Shares redeemed	(1,714,043)	(3,612,600)	(20,903,000)	(44,354,898)
Net increase (decrease)	(76,799)	(15,238)	$ (980,302)	$ (22,526)
Class B
Shares sold	278,932	350,182	$ 3,433,534	$ 4,355,902
Reinvestment of distributions	34,507	77,688	423,813	965,327
Shares redeemed	(351,896)	(738,231)	(4,338,681)	(9,180,447)
Net increase (decrease)	(38,457)	(310,361)	$ (481,334)	$ (3,859,218)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class C
Shares sold	429,838	904,499	$ 5,285,094	$ 11,233,593
Reinvestment of distributions	46,474	91,304	568,737	1,130,731
Shares redeemed	(325,890)	(791,619)	(3,998,022)	(9,784,984)
Net increase (decrease)	150,422	204,184	$ 1,855,809	$ 2,579,340
Institutional Class
Shares sold	821,250	2,364,971	$ 9,917,774	$ 28,883,689
Reinvestment of distributions	70,491	121,046	847,526	1,473,116
Shares redeemed	(508,458)	(820,470)	(6,141,147)	(9,915,322)
Net increase (decrease)	383,283	1,665,547	$ 4,624,153	$ 20,441,483

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

On June 19, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board will consider their renewal in July 2008.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management &
Research (U.K) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-USAN-0808
1.787773.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 999.70	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.02
Class T
Actual	$ 1,000.00	$ 999.70	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.02
Class B
Actual	$ 1,000.00	$ 996.40	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.66	$ 9.27
Class C
Actual	$ 1,000.00	$ 996.70	$ 9.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 9.77
Institutional Class
Actual	$ 1,000.00	$ 1,000.90	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	11.1	12.7
Venezuela	8.1	8.2
Russia	7.6	8.0
United States of America	6.7	6.0
Turkey	6.4	7.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	9.6	10.7
Russian Federation	7.4	7.8
Venezuelan Republic	6.5	6.5
Turkish Republic	6.4	7.5
United Mexican States	6.2	6.2
	36.1
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Corporate Bonds 15.9%	Corporate Bonds 16.8%
Government Obligations 66.3%	Government Obligations 67.1%
Supranational Obligations 0.2%	Supranational Obligations 0.2%
Stocks 0.3%	Stocks 0.0%
Preferred Securities 3.9%	Preferred Securities 4.0%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 13.4%	Short-Term Investments and Net Other Assets 11.8%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.9%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 748,250
Cayman Islands - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (f)		395,000	392,038
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	445,000
Germany - 1.3%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,375,000	1,423,125
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,340,670
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		995,000	1,032,313
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	300,875
TOTAL GERMANY			4,096,983
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
TOTAL INDONESIA			42,000
Kazakhstan - 0.7%
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		1,150,000	1,160,063
9.125% 7/2/18 (f)		1,150,000	1,155,750
TOTAL KAZAKHSTAN			2,315,813
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,241,100
Luxembourg - 5.1%
Evraz Group SA:
8.875% 4/24/13 (f)		1,335,000	1,328,325
9.5% 4/24/18 (f)		310,000	308,078
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,197,800
Mobile Telesystems Finance SA:
8% 1/28/12		1,870,000	1,877,106
8% 1/28/12 (f)		1,576,000	1,581,989
8.375% 10/14/10 (f)		495,000	506,781
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Mobile Telesystems Finance SA: - continued
8.375% 10/14/10 (Reg. S)		$ 855,000	$ 875,349
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,250,000	1,131,250
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		325,000	310,375
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		875,000	868,438
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		755,000	751,225
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		795,000	789,038
TNK-BP Finance SA 7.5% 3/13/13 (f)		860,000	832,050
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,110,513
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		775,000	763,375
TOTAL LUXEMBOURG			16,231,692
Malaysia - 0.8%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		935,000	949,773
Petronas Capital Ltd.:
7% 5/22/12		680,000	729,436
7.875% 5/22/22 (Reg. S)		800,000	955,040
TOTAL MALAYSIA			2,634,249
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	750,600
Netherlands - 1.3%
Bulgaria Steel Finance BV 12% 5/4/13 (c)	EUR	600,000	618,759
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,520,119
6.656% 6/7/22 (f)		1,080,000	981,450
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,090,000	1,090,000
TOTAL NETHERLANDS			4,210,328
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		$ 550,000	$ 550,000
National Power Corp. 6.875% 11/2/16 (f)		850,000	813,875
TOTAL PHILIPPINES			1,363,875
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	708,750
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	735,000
United Kingdom - 0.4%
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		635,000	615,950
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	675,500
TOTAL UNITED KINGDOM			1,291,450
United States of America - 2.6%
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (g)		1,110,000	1,110,000
8.25% 4/1/15		1,605,000	1,671,206
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,295,000	2,257,133
6.625% 6/15/35 (f)		335,000	329,473
8.625% 2/1/22		2,325,000	2,859,750
TOTAL UNITED STATES OF AMERICA			8,227,562
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		4,155,000	2,887,725
5.375% 4/12/27		3,825,000	2,266,313
TOTAL VENEZUELA			5,154,038
TOTAL NONCONVERTIBLE BONDS (Cost $53,396,805)			50,588,728
Government Obligations - 66.3%

Argentina - 2.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,133,255	3,151,607
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
7% 3/28/11		$ 1,710,000	$ 1,463,998
7% 9/12/13		4,215,000	3,172,373
8.375% 12/20/03 (c)		2,095,000	586,600
11% 10/9/06 (c)		390,000	117,000
11.75% 4/7/09 (c)		545,000	163,500
TOTAL ARGENTINA			8,655,078
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	398,533
Brazil - 9.6%
Brazilian Federative Republic:
6% 1/17/17		740,000	755,540
7.125% 1/20/37		1,935,000	2,144,948
8% 1/15/18		2,060,000	2,292,780
8.25% 1/20/34		2,200,000	2,719,200
8.75% 2/4/25		3,775,000	4,775,375
8.875% 10/14/19		1,770,000	2,225,775
8.875% 4/15/24		2,520,000	3,206,700
10.125% 5/15/27		1,050,000	1,496,250
11% 8/17/40		2,345,000	3,097,745
12.25% 3/6/30		1,835,000	3,119,500
12.5% 1/5/16	BRL	2,405,000	1,485,124
12.75% 1/15/20		1,975,000	3,135,313
TOTAL BRAZIL			30,454,250
Colombia - 2.9%
Colombian Republic:
7.375% 9/18/37		2,460,000	2,656,800
8.125% 5/21/24		330,000	382,800
10.375% 1/28/33		525,000	763,875
10.75% 1/15/13		1,260,000	1,518,300
11.75% 2/25/20		2,613,000	3,788,850
TOTAL COLOMBIA			9,110,625
Congo - 0.3%
Congo Republic 2.5% 6/30/29 (e)		2,061,500	1,071,980
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (f)		513,699	529,110
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - 1.7%
Ecuador Republic:
9.375% 12/15/15 (f)		$ 540,000	$ 558,900
10% 8/15/30 (Reg. S)		3,015,000	2,939,625
12% 11/15/12 (Reg. S)		1,964,520	2,003,810
TOTAL ECUADOR			5,502,335
Egypt - 0.6%
Arab Republic of Egypt 8.75% 7/18/12 (f)	EGP	10,470,000	1,831,515
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		750,000	802,500
8.25% 4/10/32 (Reg. S)		645,000	712,725
TOTAL EL SALVADOR			1,515,225
Fiji - 0.2%
Republic of Fiji 6.875% 9/13/11		760,000	691,600
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		3,040,000	3,138,800
Ghana - 0.9%
Ghana Republic 8.5% 10/4/17 (f)		2,900,000	2,907,250
Indonesia - 0.6%
Indonesian Republic:
7.5% 1/15/16 (f)		945,000	947,363
8.5% 10/12/35 (f)		830,000	852,825
TOTAL INDONESIA			1,800,188
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,750,000	1,986,875
Ivory Coast - 1.3%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (c)(g)		5,435,000	2,106,063
past due interest 3% 3/30/18 (Reg. S) (c)(g)		5,358,000	2,089,620
TOTAL IVORY COAST			4,195,683
Lebanon - 3.0%
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (g)		2,060,000	2,018,800
7.125% 3/5/10		1,560,000	1,536,600
7.875% 5/20/11 (Reg. S)		1,095,000	1,086,788
8.5% 1/19/16 (Reg. S)		380,000	375,250
8.625% 6/20/13 (Reg. S)		340,000	342,550
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
10.125% 8/6/08		$ 750,000	$ 753,750
10.25% 10/6/09 (Reg. S)		630,000	652,050
11.625% 5/11/16 (Reg. S)		2,335,000	2,702,763
TOTAL LEBANON			9,468,551
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		570,000	616,455
8.75% 6/1/09		570,000	593,883
TOTAL MALAYSIA			1,210,338
Mexico - 6.2%
United Mexican States:
6.75% 9/27/34		4,725,000	5,020,313
7.5% 4/8/33		1,610,000	1,857,135
8.125% 12/30/19		1,874,000	2,267,540
8.3% 8/15/31		3,055,000	3,811,113
11.375% 9/15/16		1,884,000	2,620,644
11.5% 5/15/26		2,485,000	4,022,718
TOTAL MEXICO			19,599,463
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		435,000	313,200
7.125% 3/31/16 (f)		920,000	671,600
TOTAL PAKISTAN			984,800
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		655,000	695,938
7.25% 3/15/15		565,000	607,375
8.875% 9/30/27		1,175,000	1,486,375
TOTAL PANAMA			2,789,688
Peru - 1.3%
Peruvian Republic:
6.55% 3/14/37		1,350,000	1,368,900
7.35% 7/21/25		1,730,000	1,928,950
9.875% 2/6/15		815,000	997,153
TOTAL PERU			4,295,003
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 5.9%
Philippine Republic:
6.375% 1/15/32		$ 335,000	$ 304,013
7.75% 1/14/31		1,985,000	2,054,475
8.875% 3/17/15		1,930,000	2,154,459
9% 2/15/13		2,415,000	2,650,463
9.375% 1/18/17		1,815,000	2,112,297
9.5% 2/2/30		2,195,000	2,672,413
9.875% 1/15/19		3,010,000	3,664,675
10.625% 3/16/25		2,385,000	3,130,313
TOTAL PHILIPPINES			18,743,108
Russia - 7.4%
Russian Federation:
7.5% 3/31/30 (Reg. S)		13,878,650	15,544,072
11% 7/24/18 (Reg. S)		2,347,000	3,287,044
12.75% 6/24/28 (Reg. S)		2,619,000	4,623,714
TOTAL RUSSIA			23,454,830
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,145,000	1,053,400
Turkey - 6.4%
Turkish Republic:
6.75% 4/3/18		2,710,000	2,520,300
6.875% 3/17/36		2,330,000	1,925,163
7% 9/26/16		1,600,000	1,532,000
7% 6/5/20		1,805,000	1,665,113
7.25% 3/5/38		1,120,000	961,800
7.375% 2/5/25		875,000	807,188
8% 2/14/34		1,365,000	1,303,575
9.5% 1/15/14		1,960,000	2,146,200
11% 1/14/13		2,445,000	2,817,863
11.5% 1/23/12		1,850,000	2,118,250
11.875% 1/15/30		1,930,000	2,711,650
TOTAL TURKEY			20,509,102
Ukraine - 1.2%
Ukraine Government:
6.385% 6/26/12 (f)		1,090,000	1,035,500
6.75% 11/14/17 (f)		1,085,000	953,444
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 785,000	$ 770,281
7.65% 6/11/13 (Reg. S)		1,270,000	1,235,075
TOTAL UKRAINE			3,994,300
United States of America - 1.7%
U.S. Treasury Bonds 4.375% 2/15/38		5,620,000	5,477,747
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,287,680
8% 11/18/22		1,910,000	2,043,700
9.25% 5/17/17		395,000	478,938
TOTAL URUGUAY			3,810,318
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	754,553
8.5% 10/8/14		2,650,000	2,504,250
9.25% 9/15/27		3,780,000	3,543,750
9.375% 1/13/34		1,630,000	1,479,225
10.75% 9/19/13		8,395,000	8,751,788
13.625% 8/15/18		3,020,000	3,729,700
TOTAL VENEZUELA			20,763,266
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		1,265,000	1,223,888
TOTAL GOVERNMENT OBLIGATIONS (Cost $206,799,681)			211,166,849
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $564,434)	RUB	13,850,000	592,730
Common Stocks - 0.3%
	Shares
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)	6	0
Common Stocks - continued
	Shares	Value
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	5,700	$ 381,615
Korea (South) - 0.2%
Samsung Electronics Co. Ltd. GDR (f)	1,424	419,724
TOTAL COMMON STOCKS (Cost $970,755)		801,339
Preferred Securities - 3.9%
	Principal Amount (d)
Brazil - 1.5%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	3,373,680
Net Servicos de Comunicacao SA 9.25% (f)	1,460,000	1,516,277
TOTAL BRAZIL		4,889,957
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%	7,400,000	7,440,117
TOTAL PREFERRED SECURITIES (Cost $12,317,915)		12,330,074
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 2.38% (b) (Cost $38,600,087)	38,600,087	38,600,087
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
United Kingdom - 0.0%
Merrill Lynch International Ltd. Call Option on $11,410,000 notional amount of Argentine Republic per 1.33% 12/31/38 (cost $205,380)	July 2008/ $36.50	$ 3,879,400	15,974
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $312,855,057)	314,095,781
NET OTHER ASSETS - 1.3%	4,202,330
NET ASSETS - 100%	$ 318,298,111
Security Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
BRL	-	Brazilian real
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,902,729 or 12.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 286,890
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 314,095,781	$ 39,401,426	$ 273,178,228	$ 1,516,127
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,758,965
Total Realized Gain (Loss)	(83,724)
Total Unrealized Gain (Loss)	71,506
Cost of Purchases	205,380
Proceeds of Sales	(436,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1,516,127

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.7%
AAA,AA,A	2.1%
BBB	19.8%
BB	34.0%
B	21.0%
CCC,CC,C	3.0%
D	0.2%
Not Rated	4.3%
Equities	0.5%
Short-Term Investments and Net Other Assets	13.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $274,254,970)	$ 275,495,694
Fidelity Central Funds (cost $38,600,087)	38,600,087
Total Investments (cost $312,855,057)		$ 314,095,781
Receivable for investments sold		1,434,074
Receivable for fund shares sold		409,779
Dividends receivable		129,383
Interest receivable		5,927,622
Distributions receivable from Fidelity Central Funds		62,860
Prepaid expenses		437
Receivable from investment adviser for expense reductions		30,287
Other receivables		213
Total assets		322,090,436

Liabilities
Payable for investments purchased	$ 2,284,993
Payable for fund shares redeemed	851,903
Distributions payable	264,094
Accrued management fee	176,566
Distribution fees payable	87,971
Other affiliated payables	77,767
Other payables and accrued expenses	49,031
Total liabilities		3,792,325

Net Assets		$ 318,298,111
Net Assets consist of:
Paid in capital		$ 316,188,059
Undistributed net investment income		774,200
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,913
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,245,939
Net Assets		$ 318,298,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,339,976 ÷ 7,131,052 shares)	$ 11.97

Maximum offering price per share (100/96.00 of $11.97)	$ 12.47
Class T: Net Asset Value and redemption price per share ($131,263,908 ÷ 11,001,705 shares)	$ 11.93

Maximum offering price per share (100/96.00 of $11.93)	$ 12.43
Class B: Net Asset Value and offering price per share ($21,327,051 ÷ 1,767,192 shares)A	$ 12.07

Class C: Net Asset Value and offering price per share ($31,902,403 ÷ 2,652,553 shares)A	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,464,773 ÷ 4,103,643 shares)	$ 11.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 596,000
Interest		9,404,470
Income from Fidelity Central Funds		286,890
Total income		10,287,360

Expenses
Management fee	$ 1,037,702
Transfer agent fees	381,955
Distribution fees	518,608
Accounting fees and expenses	80,835
Custodian fees and expenses	21,348
Independent trustees' compensation	662
Registration fees	61,656
Audit	41,566
Legal	434
Miscellaneous	43,399
Total expenses before reductions	2,188,165
Expense reductions	(201,303)	1,986,862
Net investment income		8,300,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,169,210
Foreign currency transactions	(21,655)
Total net realized gain (loss)		1,147,555
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,818,909)
Assets and liabilities in foreign currencies	1,011
Total change in net unrealized appreciation (depreciation)		(9,817,898)
Net gain (loss)		(8,670,343)
Net increase (decrease) in net assets resulting from operations		$ (369,845)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,300,498	$ 17,136,692
Net realized gain (loss)	1,147,555	835,594
Change in net unrealized appreciation (depreciation)	(9,817,898)	(2,929,462)
Net increase (decrease) in net assets resulting from operations	(369,845)	15,042,824
Distributions to shareholders from net investment income	(8,003,595)	(17,063,508)
Distributions to shareholders from net realized gain	(756,440)	(502,778)
Total distributions	(8,760,035)	(17,566,286)
Share transactions - net increase (decrease)	17,165,314	29,668,013
Redemption fees	35,844	43,379
Total increase (decrease) in net assets	8,071,278	27,187,930

Net Assets
Beginning of period	310,226,833	283,038,903
End of period (including undistributed net investment income of $774,200 and undistributed net investment income of $477,297, respectively)	$ 318,298,111	$ 310,226,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Income from Investment Operations
Net investment income E	.330	.709	.715	.727	.683	.802
Net realized and unrealized gain (loss)	(.333)	(.066)	.638	.556	.707	2.064
Total from investment operations	(.003)	.643	1.353	1.283	1.390	2.866
Distributions from net investment income	(.318)	(.705)	(.699)	(.744)	(.712)	(.836)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.348)	(.725)	(1.066)	(1.334)	(.932)	(.836)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 11.97	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Total Return B, C, D	(.03)%	5.36%	11.57%	11.15%	12.44%	30.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.27%	1.28%	1.31%	1.34%	1.32%
Expenses net of fee waivers, if any	1.20% A	1.18%	1.10%	1.11%	1.34%	1.32%
Expenses net of all reductions	1.20% A	1.17%	1.09%	1.11%	1.34%	1.32%
Net investment income	5.43% A	5.75%	5.80%	6.04%	5.86%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,340	$ 75,584	$ 65,593	$ 42,836	$ 28,854	$ 26,787
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Income from Investment Operations
Net investment income E	.329	.704	.701	.713	.670	.787
Net realized and unrealized gain (loss)	(.332)	(.074)	.640	.549	.708	2.057
Total from investment operations	(.003)	.630	1.341	1.262	1.378	2.844
Distributions from net investment income	(.318)	(.702)	(.687)	(.733)	(.700)	(.824)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.348)	(.722)	(1.054)	(1.323)	(.920)	(.824)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 11.93	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Total Return B, C, D	(.03)%	5.26%	11.49%	10.98%	12.35%	30.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.29%	1.36%	1.40%	1.44%	1.43%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.21%	1.44%	1.43%
Expenses net of all reductions	1.20% A	1.19%	1.19%	1.21%	1.44%	1.43%
Net investment income	5.43% A	5.73%	5.70%	5.94%	5.76%	7.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,264	$ 136,031	$ 137,200	$ 95,102	$ 89,784	$ 82,811
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Income from Investment Operations
Net investment income E	.293	.632	.628	.640	.595	.719
Net realized and unrealized gain (loss)	(.336)	(.073)	.642	.562	.712	2.071
Total from investment operations	(.043)	.559	1.270	1.202	1.307	2.790
Distributions from net investment income	(.278)	(.621)	(.606)	(.653)	(.619)	(.750)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.308)	(.641)	(.973)	(1.243)	(.839)	(.750)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.07	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Total Return B, C, D	(.36)%	4.61%	10.74%	10.34%	11.56%	29.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.94%	2.10%	2.12%	2.13%	2.09%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.86%	2.13%	2.09%
Expenses net of all reductions	1.85% A	1.84%	1.84%	1.86%	2.13%	2.09%
Net investment income	4.78% A	5.08%	5.06%	5.28%	5.07%	6.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,327	$ 22,418	$ 26,442	$ 27,303	$ 27,238	$ 30,088
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Income from Investment Operations
Net investment income E	.286	.616	.613	.627	.585	.709
Net realized and unrealized gain (loss)	(.325)	(.080)	.645	.553	.715	2.060
Total from investment operations	(.039)	.536	1.258	1.180	1.300	2.769
Distributions from net investment income	(.272)	(.608)	(.594)	(.641)	(.612)	(.739)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.302)	(.628)	(.961)	(1.231)	(.832)	(.739)
Redemption fees added to paid in capital E	.001	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.03	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Total Return B, C, D	(.33)%	4.44%	10.66%	10.17%	11.53%	29.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.04%	2.12%	2.16%	2.19%	2.19%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%	1.96%	2.19%	2.19%
Expenses net of all reductions	1.95% A	1.94%	1.94%	1.96%	2.19%	2.19%
Net investment income	4.68% A	4.98%	4.95%	5.19%	5.01%	6.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,902	$ 30,962	$ 28,628	$ 18,863	$ 14,606	$ 12,516
Portfolio turnover rate G	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Income from Investment Operations
Net investment income D	.340	.725	.725	.739	.712	.820
Net realized and unrealized gain (loss)	(.328)	(.064)	.628	.554	.694	2.045
Total from investment operations	.012	.661	1.353	1.293	1.406	2.865
Distributions from net investment income	(.333)	(.733)	(.718)	(.764)	(.748)	(.865)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.363)	(.753)	(1.085)	(1.354)	(.968)	(.865)
Redemption fees added to paid in capital D	.001	.002	.002	.001	.002	-
Net asset value, end of period	$ 11.81	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Total Return B, C	.09%	5.58%	11.70%	11.37%	12.72%	30.69%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	.99%	1.02%	1.01%	1.03%	1.06%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	1.03%	1.06%
Expenses net of all reductions	.95% A	.95%	.94%	.95%	1.03%	1.06%
Net investment income	5.68% A	5.97%	5.96%	6.20%	6.17%	7.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,465	$ 45,232	$ 25,177	$ 22,134	$ 12,924	$ 10,993
Portfolio turnover rate F	60% A	72%	105%	202%	238%	260%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-
dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,413,564
Unrealized depreciation	(9,543,111)
Net unrealized appreciation (depreciation)	$ 870,453
Cost for federal income tax purposes	$ 313,225,328

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $71,087,014 and $65,850,844, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 100,295	$ 4,233
Class T	0%	.25%	164,610	1,384
Class B	.65%	.25%	96,199	69,761
Class C	.75%	.25%	157,504	33,975
			$ 518,608	$ 109,353

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,644
Class T	3,973
Class B*	23,988
Class C*	4,292
$ 47,897

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,014.25
Class T	166,914.25
Class B	26,958.25
Class C	39,641.25
Institutional Class	47,428.20
	$ 381,955

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 53,080
Class T	1.20%	89,372
Class B	1.85%	14,720
Class C	1.95%	21,618
Institutional Class	.95%	18,927
		$ 197,717

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $189 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,397.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 2,084,040	$ 4,079,707
Class T	3,436,889	8,081,147
Class B	482,546	1,206,640
Class C	696,628	1,504,749
Institutional Class	1,303,492	2,191,265
Total	$ 8,003,595	$ 17,063,508
From net realized gain
Class A	$ 189,034	$ 122,150
Class T	324,485	221,907
Class B	52,227	36,086
Class C	76,240	49,698
Institutional Class	114,454	72,937
Total	$ 756,440	$ 502,778

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	1,957,364	2,441,544	$ 23,942,548	$ 30,134,647
Reinvestment of distributions	153,866	269,408	1,873,727	3,321,307
Shares redeemed	(1,117,644)	(1,862,152)	(13,669,287)	(22,927,020)
Net increase (decrease)	993,586	848,800	$ 12,146,988	$ 10,528,934
Class T
Shares sold	1,366,524	3,007,006	$ 16,634,661	$ 37,076,376
Reinvestment of distributions	270,720	590,356	3,288,037	7,255,996
Shares redeemed	(1,714,043)	(3,612,600)	(20,903,000)	(44,354,898)
Net increase (decrease)	(76,799)	(15,238)	$ (980,302)	$ (22,526)
Class B
Shares sold	278,932	350,182	$ 3,433,534	$ 4,355,902
Reinvestment of distributions	34,507	77,688	423,813	965,327
Shares redeemed	(351,896)	(738,231)	(4,338,681)	(9,180,447)
Net increase (decrease)	(38,457)	(310,361)	$ (481,334)	$ (3,859,218)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class C
Shares sold	429,838	904,499	$ 5,285,094	$ 11,233,593
Reinvestment of distributions	46,474	91,304	568,737	1,130,731
Shares redeemed	(325,890)	(791,619)	(3,998,022)	(9,784,984)
Net increase (decrease)	150,422	204,184	$ 1,855,809	$ 2,579,340
Institutional Class
Shares sold	821,250	2,364,971	$ 9,917,774	$ 28,883,689
Reinvestment of distributions	70,491	121,046	847,526	1,473,116
Shares redeemed	(508,458)	(820,470)	(6,141,147)	(9,915,322)
Net increase (decrease)	383,283	1,665,547	$ 4,624,153	$ 20,441,483

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

On June 19, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board will consider their renewal in July 2008.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-USAN-0808
1.787774.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008